Investment properties	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investment properties

15.Investment properties

	31 December	31 December
	2023	2022
Cost
Opening balance	1,329,958	737,031
Disposal	-	(256,502)
Transfer from property, plant and equipment	(141,411)	849,429
Closing balance	1,188,547	1,329,958

Accumulated depreciation
Opening balance	1,150,873	555,938
Transfer from property, plant and equipment	(113,520)	731,185
Depreciation and impairment charges during the year	8,829	34,428
Disposal	-	(170,678)
Closing balance	1,046,182	1,150,873

Net book value	142,365	179,085

Depreciation expenses amounting 8,829 TL for the year ended 31 December 2023 (31 December 2022: 34,428) TL) are recognized under cost of revenue.

15.Investment properties (continued)

Determination of the fair values of the Group’s investment properties.

The Group engages qualified external experts, authorized by the Capital Markets Board of Turkiye, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: income capitalization approach and market approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

Rent income from investment properties during the year ended 31 December 2023 is TL 24,066 (31 December 2022: TL 24,205). There are no direct operating expenses for investment properties during the year ended 31 December 2023 (31 December 2022: None).

The Group’s investment properties and their fair values at 31 December 2023 and 2022 are as follows:

31 December 2023	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	164,000	Discounted cash flow
Investment properties in Ankara	-	96,700	-	Market approach
Investment properties in Adana	-	24,500	-	Market approach
Investment properties in Aydın	-	16,000	-	Market approach
Total	-	137,200	164,000

31 December 2022	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	162,895	Discounted cash flow
Investment properties in Ankara	-	96,392	-	Market approach
Investment properties in Adana	-	21,420	-	Market approach
Investment properties in Istanbul	-	10,710	-	Market approach
Investment properties in Aydın	-	14,253	-	Market approach
Total	-	142,775	162,895

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering current market conditions will cause a significant increase/(decrease) in the fair value.

In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.